March 31, 2008

Semi-Annual Report

Capstone Church Bond Fund

BUILDING CHURCHES, BUILDING WEALTH

CCBF

CAPSTONE CHURCH BOND FUND

LETTER TO SHAREHOLDERS

MARCH 31, 2008 (UNAUDITED)

Dear Shareholder:

We are pleased to present the Semi-Annual Report for the Capstone Church Bond Fund for the period ending March 31, 2008. The Capstone Church Bond Fund is an investment company dedicated to investing in church bonds. The semi-annual report includes detailed information about the Fund, including performance information, portfolio holdings, financial statements and comments from the portfolio manager regarding the fixed income market and outlook.

The objective of the Fund is to provide a high level of current income through investment in church mortgage bonds. Additionally, the Fund represents a unique opportunity for investors to participate in the growth and expansion of America's churches. The Fund limits its investments in church mortgage bonds to those that are secured by a first position trust deed or mortgage on the issuer’s real property.

Thank you for selecting the Capstone Church Bond Fund

For more information about the Capstone Church Bond Fund, we invite you to contact us at 800-262-6631 or visit our website at www.churchbondfund.com.  We value your business, and we look forward to servicing your investment needs for many years to come.

Sincerely,

Edward L. Jaroski

President

Capstone Church Bond Fund

CAPSTONE CHURCH BOND FUND

MANAGERS COMMENTARY

MARCH 31, 2008 (UNAUDITED)

Donald McFadden, Portfolio Manager

Fixed Income Market Overview

The sub-prime mortgage market meltdown which began last summer continued to contribute to credit market turmoil. Daily pricing swings for investment grade issues remained erratic as the differences in yields to maturity for similar duration instruments across credit sectors predominantly widened and, in many instances, dramatically so.  In order to bring liquidity and some stability to the credit markets, the Federal Reserve Bank lowered its short-term interest rate target to 2.25% from 4.25% last December, engineered the takeover of Bear Stearns by JP Morgan Chase and opened its borrowing facilities to member banks. The latter event was significant in that the Fed entered new territory as a regulator by effectively allowing the primary dealers to get liquidity from the Bank.  As investors fled to the safety of U.S. Treasury issues from unsteady equity and credit market conditions, the yields on Treasuries fell to the lowest levels in several years. Since the start of the calendar year, the shortest maturity instruments declined by almost two full percentage points, to 1.32% from 3.23% for three-month bills. Even the longer dated Treasury yields were pushed quickly lower as buyers raced for shelter and are currently trading at historically low levels.

Performance

The Capstone Church Bond Fund produced a 3.13% and 6.27% total return at NAV for the six months ended March 31, 2008 and year ended September 30, 2007, respectively.  Portfolio income was the primary determinant of the Fund’s performance since the church bond market showed little effect of the mortgage market travails.  Although the credit market problems did have an affect on the normally liquid corporate bond markets, the returns were positive: the Lehman Brothers U.S. Credit Index returned 2.63% and 3.99% for the six months ended March and year ended March 31, 2008, respectively.  Evidencing the flight-to-quality, the Lehman Brothers Government Bond Index returned 7.92% for the six months and 11.45% for year ended March 31, 2008.  Although cash balances increased during the reporting period putting a downward pressure on the Fund’s yield, the portfolio of church bonds (excluding cash) continued to maintain a robust yield to maturity: 7.96% as of March 31, 2008.

Outlook

We believe that the Government’s recent fiscal and monetary actions will have the desired effect of stabilizing the credit markets over the next few months. Already some yield spreads have begun to tighten as investors begin to identify buying opportunities. We do not believe general interest rate levels can be maintained at their currently low levels indefinitely. Once the Federal Reserve senses that the financial sector has stabilized and the economic machinery for growth is re-established, short-term rates may have to be raised by the Federal Reserve as quickly as they have been lowered to protect against unwanted inflationary pressures.  As noted above, church bonds have not been significantly affected by the credit market turmoil and are not directly correlated to the liquid credit markets.  However, church bonds are affected by long-term economic trends that, over time, could affect the credit strength of churches.

CAPSTONE CHURCH BOND FUND

STATE SECTOR DIVERSIFICATION

MARCH 31, 2008 (UNAUDITED)

The table below sets forth the diversification of the Capstone Church Bond Fund investments by State.

State Diversification
	Alabama	1.50%
	California	18.76%
	Florida	15.54%
	Georgia	3.16%
	Illinois	2.79%
	Indiana	4.00%
	Louisiana	2.86%
	Maryland	0.13%
	Michigan	0.59%
	New Jersey	4.73%
	Nevada	0.23%
	North Carolina	0.22%
	Ohio	2.45%
	Oregon	0.34%
	Rhode Island	3.67%
	Tennessee	3.23%
	Texas	12.92%
	Virginia	3.07%
	Washington	1.39%
	Washington, DC	1.77%
Other
	U.S. Treasury Obligations	0.55%
	Short-Term Investments	14.28%
	Other	1.82%
		100.00%

* Percentages indicated are based on total net assets as of March 31, 2008.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2008 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets
CHURCH MORTGAGE - BACKED SECURITIES - 83.50%
Alabama	1.50%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026	122,202	0.41%
32,000	7.80%, 10/15/2025	31,539	0.11%
	First Baptist Church of Irondale
22,000	7.50%, 04/10/2017	21,890	0.08%
23,000	7.50%, 10/10/2017	22,885	0.08%
24,000	7.50%, 04/10/2018	23,880	0.08%
25,000	7.50%, 04/10/2019	24,875	0.09%
28,000	7.50%, 04/10/2020	27,860	0.10%
30,000	7.50%, 04/10/2021	29,850	0.10%
25,000	7.50%, 10/10/2018	24,875	0.09%
27,000	7.50%, 10/10/2019	26,865	0.09%
28,000	7.50%, 10/10/2020	27,860	0.10%
32,000	8.00%, 04/10/2022	32,106	0.11%
31,000	8.00%, 10/10/2021	31,096	0.11%
California	18.76%
	Antioch Church of Long Beach
854,909	8.50% 04/01/2008	854,909	2.87%
	First Baptist Church Clovis
35,000	7.30%, 04/15/2023	34,825	0.12%
37,000	7.30%, 04/15/2024	36,815	0.13%
16,000	7.30%, 04/15/2033	15,920	0.06%
75,000	7.30%, 04/15/2034	74,625	0.25%
81,000	7.30%, 04/15/2035	80,595	0.27%
88,000	7.30%, 04/15/2036	87,560	0.30%
94,000	7.30%, 04/15/2037	93,530	0.32%
35,000	7.30%, 10/15/2023	34,825	0.12%
20,000	7.30%, 10/15/2030	19,900	0.07%
73,000	7.30%, 10/15/2033	72,635	0.25%
78,000	7.30%, 10/15/2034	77,610	0.26%
84,000	7.30%, 10/15/2035	83,580	0.28%
90,000	7.30%, 10/15/2036	89,550	0.30%

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets
31,000	8.00%, 04/15/2022	31,102	0.12%
33,000	8.00%, 10/15/2022	33,115	0.11%
	Heart of Canyons
1,054,623	8.50%, 09/01/2008	1,054,623	3.53%
	Kern Christian Center
13,000	7.50%, 04/01/2018	12,935	0.04%
14,000	7.50%, 04/01/2019	13,930	0.05%
14,000	7.50%, 04/01/2020	13,930	0.05%
16,000	7.50%, 04/01/2021	15,920	0.06%
12,000	7.50%, 10/01/2017	11,940	0.04%
13,000	7.50%, 10/01/2018	12,935	0.04%
15,000	7.50%, 10/01/2019	14,925	0.05%
16,000	7.50%, 10/01/2020	15,920	0.06%
20,000	7.60%, 04/01/2024	19,900	0.07%
21,000	7.60%, 04/01/2025	20,895	0.07%
20,000	7.60%, 10/01/2023	19,900	0.07%
21,000	7.60%, 10/01/2024	20,895	0.07%
23,000	7.60%, 10/01/2025	22,885	0.08%
18,000	8.00%, 04/01/2022	17,309	0.06%
16,000	8.00%, 10/01/2021	15,397	0.05%
	Montecito Park Union Church
37,000	8.00%, 04/15/2022	37,122	0.13%
35,000	8.00%, 10/15/2021	35,108	0.12%
35,000	7.20%, 04/15/2021	34,825	0.12%
33,000	7.20%, 10/15/2020	32,835	0.11%
40,000	7.30%, 04/15/2023	39,800	0.14%
43,000	7.30%, 04/15/2024	42,785	0.15%
39,000	7.30%, 10/15/2022	39,148	0.13%
41,000	7.30%, 10/15/2023	40,795	0.14%
45,000	7.30%, 10/15/2024	44,775	0.15%
	North Hills Baptist Church
44,000	7.20%, 05/15/2016	44,040	0.15%
46,000	7.20%, 05/15/2017	45,765	0.16%
41,000	7.20%, 11/15/2015	41,267	0.14%

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets
45,000	7.20%, 11/15/2016	45,054	0.15%
	Revival Pentecostal of San Diego
15,000	7.20%, 06/15/2018	14,922	0.05%
15,000	7.20%, 06/15/2019	14,922	0.05%
17,000	7.20%, 06/15/2020	16,912	0.06%
18,000	7.20%, 06/15/2021	17,906	0.06%
14,000	7.20%, 12/15/2017	13,927	0.05%
15,000	7.20%, 12/15/2018	14,922	0.05%
16,000	7.20%, 12/15/2019	15,917	0.05%
17,000	7.20%, 12/15/2020	16,912	0.06%
18,000	7.20%, 12/15/2021	17,906	0.06%
34,000	7.30%, 06/15/2030	33,823	0.12%
36,000	7.30%, 06/15/2031	35,813	0.12%
39,000	7.30%, 06/15/2032	38,797	0.13%
42,000	7.30%, 06/15/2033	41,782	0.14%
45,000	7.30%, 06/15/2034	44,766	0.15%
49,000	7.30%, 06/15/2035	48,745	0.17%
26,000	7.30%, 12/15/2029	25,865	0.09%
36,000	7.30%, 12/15/2030	35,813	0.12%
39,000	7.30%, 12/15/2031	38,797	0.13%
41,000	7.30%, 12/15/2032	40,787	0.14%
44,000	7.30%, 12/15/2033	43,771	0.15%
48,000	7.30%, 12/15/2034	47,750	0.16%
19,000	8.00%, 06/15/2022	19,061	0.07%
20,000	8.00%, 12/15/2022	20,068	0.07%
	San Bernardino Chuch of God Christian Centre
68,000	8.30%, 03/15/2024	67,068	0.23%
73,000	8.30%, 09/15/2025	71,971	0.24%
	The Sound of His Voice Christian Fellowship, Inc.
1,051,470	7.75%, 09/01/2037	1,046,108	3.51%
	"The Well" Ministry of Rescue
21,000	8.40%, 05/15/2020	20,891	0.07%
23,000	8.40%, 05/15/2021	22,880	0.08%
25,000	8.40%, 05/15/2022	25,075	0.08%

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

Shares/Principal Amount			Market Value	% of Net Assets
27,000	8.40%, 05/15/2023		26,860	0.09%
22,000	8.40%, 11/15/2020		21,886	0.07%
24,000	8.40%, 11/15/2021		24,070	0.08%
26,000	8.40%, 11/15/2022		26,083	0.09%
28,000	8.40%, 11/15/2023		27,854	0.09%
Florida		15.54%
	Abyssinia Missionary Baptist Church Ministries, Inc.
257,000	7.50%, 03/15/2027		255,689	0.87%
212,000	7.50%, 03/15/2028		210,919	0.71%
80,000	7.50%, 03/15/2029		79,592	0.27%
166,000	7.50%, 09/15/2027		165,153	0.56%
120,000	7.50%, 09/15/2028		119,388	0.40%
	Bethel Baptist Institutional Church, Inc.
150,000	7.80%, 01/21/2021		149,220	0.50%
75,000	7.90%, 01/21/2026		74,610	0.25%
230,000	7.90%, 01/21/2030		228,804	0.77%
124,000	7.90%, 07/21/2023		123,355	0.41%
251,000	7.90%, 07/21/2025		249,695	0.84%
129,000	7.90%, 07/21/2026		128,329	0.43%
171,000	7.90%, 07/21/2027		170,111	0.57%
	Celebration Baptist Church of Jacksonville, Florida, Inc.
17,000	8.10%, 06/15/2015		17,095	0.06%
33,000	8.20%, 12/15/2015		32,828	0.11%
29,000	8.40%, 12/15/2029		28,849	0.10%
69,000	8.40%, 06/15/2021		68,641	0.23%
74,000	8.40%, 06/15/2022		74,222	0.25%
10,000	8.40%, 06/15/2025		9,948	0.03%
24,000	8.40%, 06/15/2027		23,875	0.08%
199,000	8.40%, 06/15/2034		197,965	0.67%
65,000	8.40%, 12/15/2020		64,662	0.22%
71,000	8.40%, 12/15/2021		71,199	0.24%
71,000	8.40%, 12/15/2022		71,227	0.24%
23,000	8.40%, 12/15/2026		22,880	0.08%
32,000	8.40%, 12/15/2030		31,834	0.11%
117,000	8.40%, 12/15/2032		116,392	0.39%

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets
	Celebration Church of Jacksonville, Inc.
106,000	7.40%, 10/15/2016	106,127	0.36%
110,000	7.80%, 04/15/2021	109,439	0.37%
	LifePoint Community Church of Tampa Bay, Inc.
71,000	8.40%, 04/20/2019	70,638	0.24%
78,000	8.40%, 04/20/2020	77,602	0.26%
84,000	8.40%, 04/20/2021	83,572	0.28%
99,000	8.40%, 04/20/2023	98,495	0.33%
108,000	8.40%, 04/20/2024	107,449	0.36%
44,000	8.40%, 10/20/2018	43,776	0.15%
75,000	8.40%, 10/20/2019	74,618	0.25%
82,000	8.40%, 10/20/2020	81,582	0.27%
89,000	8.40%, 10/20/2021	88,546	0.30%
86,000	8.40%, 10/20/2022	86,275	0.29%
43,000	8.40%, 10/20/2025	42,781	0.14%
	Iglesia Cristiana La Nueva Jerusalem, Inc.
100,000	7.50%, 02/05/2031	98,410	0.33%
54,000	7.50%, 08/05/2029	53,158	0.18%
146,000	7.50%, 02/05/2029	143,737	0.48%
112,000	7.50%, 02/05/2027	110,320	0.37%
	Philadelphia Haitian Baptist Church of Orlando, Inc.
33,000	7.70%, 05/28/2013	32,828	0.11%
35,000	7.70%, 05/28/2014	34,818	0.12%
26,000	7.70%, 11/28/2012	25,865	0.09%
34,000	7.70%, 11/28/2013	33,980	0.11%
	Truth For Living Ministries, Inc.
78,000	7.80%, 03/15/2024	76,908	0.26%
81,000	7.80%, 09/15/2024	79,858	0.27%
36,000	7.80%, 09/15/2027	35,816	0.12%
49,000	7.80%, 03/15/2028	48,750	0.16%
Georgia	3.16%
	Bible Baptist Church of Newnan, Inc.
32,000	7.60%, 03/01/2015	32,007	0.11%
33,000	7.70%, 09/01/2015	33,017	0.11%
11,000	7.80%, 09/01/2018	10,944	0.04%

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

Shares/Principal Amount			Market Value	% of Net Assets
39,000	7.80%, 03/01/2018		38,801	0.13%
46,000	7.80%, 03/01/2020		45,766	0.15%
50,000	7.80%, 03/01/2021		49,745	0.17%
45,000	7.80%, 09/01/2019		44,771	0.15%
48,000	7.80%, 09/01/2020		47,755	0.16%
50,000	7.90%, 03/01/2023		50,180	0.17%
56,000	7.90%, 09/01/2022		56,190	0.19%
38,000	7.90%, 03/01/2034		37,806	0.13%
159,000	7.90%, 03/01/2036		158,189	0.53%
89,000	7.90%, 09/01/2035		89,543	0.30%
64,000	7.90%, 09/01/2036		64,397	0.22%
54,000	8.00%, 03/01/2022		54,173	0.18%
51,000	8.00%, 09/01/2021		51,153	0.17%
	Restoration in the World International Ministries, Inc.
7,000	7.80%, 11/15/2017		6,964	0.02%
6,000	7.80%, 05/15/2018		5,969	0.02%
7,000	7.80%, 05/15/2019		6,964	0.02%
8,000	7.80%, 05/15/2020		7,959	0.03%
8,000	7.80%, 05/15/2021		7,959	0.03%
7,000	7.80%, 11/15/2018		6,964	0.02%
8,000	7.80%, 11/15/2019		7,959	0.03%
8,000	7.80%, 11/15/2020		7,959	0.03%
9,000	8.00%, 05/15/2022		9,029	0.03%
9,000	8.00%, 11/15/2021		9,028	0.03%
Illinois		2.79%
	First Baptist Church of Melrose Park
51,000	7.80%, 06/12/2019		50,735	0.17%
55,000	7.80%, 06/12/2020		54,714	0.18%
59,000	7.80%, 06/12/2021		58,693	0.20%
64,000	7.80%, 06/12/2022		63,667	0.21%
52,000	7.80%, 12/12/2019		51,730	0.17%
56,000	7.80%, 12/12/2020		55,709	0.19%
61,000	7.80%, 12/12/2021		60,683	0.20%
75,000	7.90%, 06/12/2024		74,610	0.25%
80,000	7.90%, 06/12/2025		79,584	0.27%

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

Shares/Principal Amount			Market Value	% of Net Assets
71,000	7.90%, 12/12/2023		70,631	0.24%
77,000	7.90%, 12/12/2024		76,600	0.26%
68,000	8.00%, 06/12/2023		67,646	0.23%
66,000	8.00%, 12/12/2022		66,224	0.22%
Indiana		4.00%
	Madison Park Church of God
70,000	7.90%, 01/31/2024		69,636	0.23%
100,000	7.90%, 01/31/2025		99,480	0.33%
100,000	7.90%, 01/31/2026		99,480	0.33%
50,000	7.90%, 01/31/2027		49,740	0.17%
151,000	7.90%, 07/31/2025		150,215	0.50%
196,000	8.00%, 01/31/2023		196,666	0.66%
189,000	8.00%, 07/31/2022		189,624	0.64%
	Mizpah Inc. Ebenezer Missionary Baptist Church
27,000	7.90%, 06/22/2033		26,860	0.09%
29,000	7.90%, 06/22/2034		28,849	0.10%
32,000	7.90%, 06/22/2035		31,834	0.11%
34,000	7.90%, 06/22/2036		33,823	0.11%
38,000	7.90%, 06/22/2037		37,802	0.13%
24,000	7.90%, 12/22/2031		23,875	0.08%
26,000	7.90%, 12/22/2032		25,865	0.09%
29,000	7.90%, 12/22/2033		28,849	0.10%
31,000	7.90%, 12/22/2034		30,839	0.10%
33,000	7.90%, 12/22/2035		32,828	0.11%
36,000	7.90%, 12/22/2036		35,813	0.12%
Louisiana		2.86%
	Living Way Apostolic
43,000	7.80%, 04/20/2019		42,781	0.14%
49,000	7.80%, 04/20/2021		48,750	0.16%
44,000	7.80%, 10/20/2019		43,776	0.15%
48,000	7.80%, 10/20/2020		47,755	0.16%
52,000	7.80%, 10/20/2021		51,735	0.17%
73,000	7.90%, 04/20/2026		72,628	0.24%
79,000	7.90%, 4/20/2027		78,597	0.26%
70,000	7.90%, 10/20/2025		69,643	0.23%

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

Shares/Principal Amount			Market Value	% of Net Assets
103,000	7.90%, 10/20/2030		102,475	0.34%
85,000	7.90%, 04/20/2028		84,566	0.28%
100,000	7.90%, 04/20/2030		99,490	0.33%
53,000	8.00%, 04/20/2022		53,175	0.18%
56,000	8.00%, 10/20/2022		56,190	0.19%
Maryland		0.13%
	Ark of Safety Christian Church
40,000	8.00%, 04/15/2029		39,400	0.13%
Michigan		0.59%
	Living Bread Ministries, Inc.
10,000	7.50%, 02/15/2016		10,066	0.03%
22,000	7.50%, 02/15/2017		22,028	0.07%
24,000	7.50%, 02/15/2018		23,878	0.08%
26,000	7.50%, 02/15/2019		25,867	0.09%
21,000	7.50%, 08/15/2016		21,021	0.07%
22,000	7.50%, 08/15/2017		21,888	0.07%
24,000	7.50%, 08/15/2018		23,878	0.08%
26,000	7.50%, 08/15/2019		25,867	0.09%
New Jersey		4.73%
	International Faith Ministries
13,000	7.90%, 05/10/2023		12,934	0.04%
15,000	7.90%, 05/10/2024		14,924	0.05%
16,000	7.90%, 05/10/2025		15,918	0.05%
24,000	7.90%, 05/10/2028		23,878	0.08%
27,000	7.90%, 05/10/2029		26,862	0.09%
30,000	7.90%, 05/10/2030		29,847	0.10%
33,000	7.90%, 05/10/2031		32,832	0.11%
36,000	7.90%, 05/10/2032		35,816	0.12%
40,000	7.90%, 05/10/2033		39,796	0.13%
44,000	7.90%, 05/10/2034		43,776	0.15%
48,000	7.90%, 05/10/2035		47,755	0.16%
52,000	7.90%, 05/10/2036		51,735	0.17%
61,000	7.90%, 05/10/2037		60,689	0.20%
24,000	7.90%, 11/10/2023		23,878	0.08%
26,000	7.90%, 11/10/2024		25,867	0.09%

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

Shares/Principal Amount			Market Value	% of Net Assets
28,000	7.90%, 11/10/2025		27,857	0.09%
22,000	7.90%, 11/10/2027		21,888	0.07%
35,000	7.90%, 11/10/2028		34,822	0.12%
37,000	7.90%, 11/10/2029		36,811	0.12%
41,000	7.90%, 11/10/2030		40,791	0.14%
33,000	7.90%, 11/10/2031		32,832	0.11%
48,000	7.90%, 11/10/2032		47,755	0.16%
56,000	7.90%, 11/10/2034		55,714	0.19%
61,000	7.90%, 11/10/2035		60,689	0.20%
66,000	7.90%, 11/10/2036		65,663	0.22%
11,000	8.00%, 05/10/2022		11,035	0.04%
22,000	8.00%, 11/10/2022		22,075	0.07%
	Princeton Presbyterian Church
15,000	7.80%, 09/25/2013		14,991	0.05%
28,000	7.90%, 03/25/2014		27,992	0.09%
25,000	8.10%, 03/25/2015		25,005	0.08%
31,000	8.20%, 09/25/2015		31,015	0.10%
33,000	8.30%, 03/25/2016		33,214	0.11%
56,000	8.40%, 09/25/2022		56,185	0.19%
49,000	8.40%, 03/25/2021		48,755	0.16%
54,000	8.40%, 03/25/2022		54,167	0.18%
43,000	8.40%, 03/25/2023		43,146	0.15%
47,000	8.40%, 09/25/2020		46,765	0.16%
51,000	8.40%, 09/25/2021		51,153	0.17%
33,000	8.40%, 03/25/2034		32,835	0.11%
Nevada		0.23%
	New Song Lutheran Church, Inc.
16,000	7.80%, 06/01/2015		16,091	0.05%
18,000	7.80%, 06/01/2016		18,015	0.06%
17,000	7.80%, 12/01/2015		17,105	0.06%
18,000	7.80%, 12/01/2016		18,018	0.06%
North Carolina		0.22%
	Accumulated Resources of Kindred Spirits
66,000	7.75%, 12/01/2009		66,475	0.22%

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

Shares/Principal Amount			Market Value	% of Net Assets
Ohio		2.45%
	Worldview Community Church
62,000	7.50%, 06/12/2021		61,678	0.21%
15,000	7.50%, 06/12/2018		14,922	0.05%
60,000	7.50%, 12/12/2020		59,688	0.20%
65,000	7.50%, 12/12/2021		64,662	0.22%
73,000	7.60%, 06/12/2023		72,620	0.24%
78,000	7.60%, 06/12/2024		77,594	0.26%
84,000	7.60%, 06/12/2025		83,563	0.28%
75,000	7.60%, 12/12/2023		74,610	0.25%
82,000	7.60%, 12/12/2024		81,574	0.27%
67,000	8.00%, 06/12/2022		67,215	0.23%
70,000	8.00%, 12/12/2022		70,238	0.24%
Oregon		0.34%
	Western Baptist College
27,000	7.50%, 02/15/2016		27,178	0.09%
73,000	7.50%, 08/15/2015		73,445	0.25%
Rhode Island		3.67%
	The Cathedral of Life Christian Assembly
15,000	7.30%, 08/15/2014		14,923	0.05%
23,000	7.50%, 02/15/2021		22,883	0.08%
25,000	7.50%, 02/15/2022		24,872	0.08%
10,000	7.50%, 08/15/2016		10,010	0.03%
11,000	7.50%, 08/15/2017		10,944	0.04%
23,000	7.50%, 08/15/2020		22,883	0.08%
25,000	7.50%, 08/15/2021		24,872	0.08%
37,000	7.60%, 02/15/2027		36,811	0.12%
40,000	7.60%, 02/15/2028		39,796	0.13%
43,000	7.60%, 02/15/2029		42,781	0.14%
46,000	7.60%, 02/15/2030		45,765	0.15%
50,000	7.60%, 02/15/2031		49,745	0.17%
53,000	7.60%, 02/15/2032		52,730	0.18%
58,000	7.60%, 02/15/2033		57,704	0.19%
62,000	7.60%, 02/15/2034		61,684	0.21%
67,000	7.60%, 02/15/2035		66,658	0.22%

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

Shares/Principal Amount			Market Value	% of Net Assets
35,000	7.60%, 08/15/2026		34,822	0.12%
39,000	7.60%, 08/15/2027		38,801	0.13%
41,000	7.60%, 08/15/2028		40,791	0.14%
45,000	7.60%, 08/15/2029		44,771	0.15%
48,000	7.60%, 08/15/2030		47,755	0.16%
52,000	7.60%, 08/15/2031		51,735	0.17%
60,000	7.60%, 08/15/2033		59,694	0.20%
65,000	7.60%, 08/15/2034		64,669	0.22%
70,000	7.60%, 08/15/2035		69,643	0.23%
28,000	8.00%, 02/15/2023		28,098	0.09%
26,000	8.00%, 08/15/2022		26,086	0.09%
Tennessee		3.23%
	Grace Christian Fellowship Church
34,000	8.40%, 07/18/2024		33,823	0.11%
39,000	8.40%, 10/18/2021		38,801	0.13%
38,000	8.40%, 07/18/2021		37,802	0.13%
40,000	8.40%, 01/18/2022		40,116	0.13%
44,000	8.40%, 01/18/2023		44,141	0.15%
47,000	8.40%, 01/18/2024		46,756	0.16%
51,000	8.40%, 01/18/2025		50,735	0.17%
56,000	8.40%, 01/18/2026		55,709	0.19%
41,000	8.40%, 04/18/2022		41,127	0.14%
44,000	8.40%, 04/18/2023		43,776	0.15%
47,000	8.40%, 04/18/2024		46,760	0.16%
52,000	8.40%, 04/18/2025		51,735	0.17%
56,000	8.40%, 04/18/2026		55,714	0.19%
100,000	8.40%, 04/18/2033		99,490	0.33%
41,000	8.40%, 07/18/2022		41,123	0.14%
45,000	8.40%, 07/18/2023		44,766	0.15%
42,000	8.40%, 10/18/2022		42,134	0.14%
46,000	8.40%, 10/18/2023		45,765	0.15%
50,000	8.40%, 10/18/2024		49,745	0.17%
54,000	8.40%, 10/18/2025		53,725	0.18%
Texas		12.92%
	Celebration Church of Georgetown

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

Shares/Principal Amount		Market Value	% of Net Assets
50,000	8.40%, 11/15/2023	49,740	0.17%
35,000	8.40%, 05/15/2019	34,818	0.12%
100,000	8.40%, 05/15/2022	100,300	0.34%
56,000	8.40%, 05/15/2023	55,709	0.19%
30,000	8.40%, 05/15/2024	29,844	0.10%
103,000	8.40%, 11/15/2022	103,330	0.35%
91,000	8.40%, 05/15/2021	90,527	0.30%
58,000	8.40%, 11/15/2027	57,699	0.19%
80,000	8.40%, 11/15/2028	79,584	0.27%
235,000	8.40%, 11/15/2036	233,778	0.79%
	Christian City View Fellowship
100,000	7.60%, 09/15/2019	99,490	0.33%
123,000	7.70%, 03/15/2022	122,373	0.41%
118,000	7.70%, 09/15/2021	117,398	0.39%
132,000	7.80%, 03/15/2024	130,152	0.44%
138,000	7.80%, 09/15/2025	136,013	0.46%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017	198,960	0.67%
100,000	7.60%, 06/15/2018		0.33%
	High Point Church
800,000	8.40%, 01/15/2013	795,840	2.67%
	Iglesia Templo Jerusalen
46,000	7.90%, 12/12/2027	45,761	0.15%
58,000	7.90%, 06/12/2028	57,698	0.19%
48,000	7.90%, 06/12/2029	47,750	0.16%
68,000	7.90%, 06/12/2030	67,646	0.23%
36,000	7.90%, 06/12/2033	35,813	0.12%
93,000	7.90%, 06/12/2034	92,516	0.31%
100,000	7.90%, 06/12/2035	99,480	0.33%
108,000	7.90%, 06/12/2036	107,438	0.36%
60,000	7.90%, 12/12/2028	59,688	0.20%
65,000	7.90%, 12/12/2029	64,662	0.22%
37,000	7.90%, 12/12/2032	36,808	0.12%
76,000	7.90%, 12/12/2033	75,605	0.25%
96,000	7.90%, 12/12/2034	95,501	0.32%

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

Shares/Principal Amount	Market Value	% of Net Assets
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		98,580	0.33%
20,000	7.80%, 06/15/2021		19,896	0.07%
19,000	7.80%, 12/15/2020		18,901	0.06%
23,000	7.90%, 06/15/2023		22,880	0.08%
23,000	7.90%, 12/15/2022		23,078	0.08%
24,000	7.90%, 12/15/2023		23,875	0.08%
21,000	8.00%, 06/15/2022		21,067	0.07%
21,000	8.00%, 12/15/2021		21,065	0.07%
	Steve AMS Ministries dba Chapel of Praise
45,000	7.60%, 12/15/2011		45,054	0.15%
81,000	7.90%, 06/15/2013		80,919	0.27%
53,000	8.10%, 06/15/2014		52,979	0.18%
Virginia		3.07%
	New Life Annointed Ministries International, Inc.
171,000	7.80%, 06/21/2020		170,111	0.57%
64,000	7.80%, 06/21/2022		64,211	0.22%
100,000	7.80%, 12/21/2020		99,480	0.33%
103,000	7.80%, 06/21/2024		102,465	0.34%
60,000	7.80%, 12/21/2023		59,688	0.20%
124,000	7.80%, 06/21/2023		123,355	0.41%
115,000	7.80%, 12/21/2024		114,402	0.38%
142,000	7.80%, 12/21/2025		141,261	0.47%
	Old Bridge United Methodist Church
40,000	7.90%, 09/24/2023		39,448	0.12%
Washington		1.39%
	Cascade Christian Center of Skagit Valley
26,000	8.40%, 10/20/2024		25,867	0.09%
21,000	8.40%, 04/20/2022		21,065	0.07%
23,000	8.40%, 04/20/2023		22,883	0.08%
24,000	8.40%, 04/20/2024		23,878	0.08%
10,000	8.40%, 04/20/2026		9,949	0.03%
20,000	8.40%, 04/20/2027		19,898	0.07%
44,000	8.40%, 04/20/2031		43,776	0.15%
48,000	8.40%, 04/20/2032		47,755	0.16%

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

Shares/Principal Amount	Market Value	% of Net Assets
20,000	8.40%, 10/20/2021		19,898	0.07%
22,000	8.40%, 10/20/2022		22,070	0.07%
24,000	8.40%, 10/20/2023		23,878	0.08%
11,000	8.40%, 10/20/2026		10,944	0.04%
28,000	8.40%, 10/20/2030		27,857	0.09%
46,000	8.40%, 10/20/2031		45,765	0.15%
50,000	8.40%, 10/20/2032		49,745	0.17%
Washington,DC		1.77%
	Metropolitan Baptist Church
77,000	8.20%, 01/12/2015		76,600	0.26%
80,000	8.30%, 07/12/2015		80,016	0.27%
98,000	8.40%, 01/12/2018		97,490	0.33%
130,000	8.40%, 01/12/2033		129,324	0.43%
45,000	8.40%, 07/12/2018		44,766	0.15%
100,000	8.40%, 01/12/2027		98,550	0.32%
Total Church Mortgage-Backed Bonds (Cost $ 24,934,758) 83.35%			24,834,958	83.35%

US TREASURY OBLIGATIONS(Cost $144,480) 0.55%
150,000	US Treasury Note 4.50%, 2/15/2016		164,910	0.55%

SHORT TERM INVESTMENTS		14.28%
Money Market Funds
4,256,356	Fifth Third Institutional Money Market - 2.91%* (Cost $4,256,356)		4,256,356	14.28%

Total Investments - (Cost$29,335,594) 98.18%			$29,256,224	98.18%

Other Assets Less Liabilities		1.82%	543,741	1.82%

Net Assets		100.00%	$29,799,965	100.00%

* Variable rate security; the coupon rate shown represents the yield at March 31, 2008.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2008 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $29,335,594)	$ 29,256,224
Receivables:
Interest	497,396
Shareholder Subscriptions	45,903
Prepaid Expenses	4,397
Due from Advisor	8,182
Total Assets	29,812,102
Liabilities:
Accrued Expenses	12,137
Total Liabilities	12,137
Net Assets	$ 29,799,965

Net Assets Consist of:
Paid In Capital	$ 29,843,610
Accumulated Undistributed Net Investment Income	37,624
Accumulated Undistributed Realized Loss on Investments	(1,899)
Unrealized Depreciation in Value of Investments	(79,370)
Net Assets, for 1,244,050 Shares Outstanding	$ 29,799,965

Net Asset Value Per Share ($29,799,965/1,244,050)	$ 23.95

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

STATEMENT OF OPERATIONS

MARCH 31, 2008 (UNAUDITED)

Investment Income:
Interest	$ 800,621
Total Investment Income	800,621
Expenses:
Advisory Fees (Note 3)	49,021
Transfer Agent Fees	19,229
Registration Fees	9,226
Legal Fees	9,154
Administrative Fees	8,170
Audit Fees	7,418
Insurance Fees	4,921
Printing and Mailing Fees	4,463
Custody Fees	3,462
Trustees' Retainer and Meeting Expenses	2,934
Miscellaneous Fees	1,648
Service Fee	27,234
Total Expenses	146,880
Less Contractual Expense Reimbursements (Note 3)	(10,710)
Less Voluntary Expense Waiver (Note 3)	(27,234)
Net Expenses	108,936

Net Investment Income	691,685
Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	0
Net Change in Unrealized Depreciation on Investments	(21,497)
Realized and Unrealized Loss on Investments	(21,497)

Net Increase in Net Assets Resulting from Operations	$ 670,188

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended	Year Ended
	3/31/2008	9/30/2007
Increase in Net Assets From Operations:
Net Investment Income	$ 691,685	$ 582,750
Net Realized Gain (Loss) on Investments	0	(1,899)
Change in Unrealized Depreciation on Investments	(21,497)	(25,930)
Net Increase in Net Assets Resulting from Operations	670,188	554,921

Distributions to Shareholders:
Net Investment Income	(690,078)	(565,469)
Net Realized Gains	0	0
Total Dividends and Distributions Paid to Shareholders	(690,078)	(565,469)

Capital Share Transactions:
Proceeds from Sale of Shares	14,801,602	10,873,165
Shares Issued on Reinvestment of Dividends	546,994	457,467
Cost of Shares Repurchased	(813,570)	(575,165)
Repurchase Fees (Note 1)	0	1,955
Net Increase from Shareholder Activity	14,535,026	10,757,422

Net Assets:
Net Increase in Net Assets	14,515,136	10,857,708
Beginning of Period	15,284,829	4,540,282
End of Period (Including Undistributed
Net Investment Income of $37,624 and $36,017)	$29,799,965	$ 15,284,829

Share Transactions:
Shares Sold	617,571	453,011
Shares Issued on Reinvestment of Dividends	22,880	19,103
Shares Repurchased	(33,913)	(24,014)
Net Increase in Shares	606,538	448,100
Outstanding at Beginning of Period	637,512	189,412
Outstanding at End of Period	1,244,050	637,512

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

STATEMENT OF CASH FLOWS

        MARCH 31, 2008 (UNAUDITED)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 670,188
Adjustments to reconcile net increase in net assets from
operations to net cash used for operating activities:
Purchase of long-term investment activities	$ (9,514,105)
Proceeds from disposition of long-term investment securities 1,218
Purchase of short-term investments, net	(4,783,748)
Decrease in prepaid expenses	3,645
Increase in interest receivable	(222,534)
Decrease in accrued expenses	(6,987)
Unrealized depreciation on securities	21,497
Increase in due from adviser	(17,220)
Net cash used for operating activities	$ (13,848,046)

Cash flows provided by financing activities:
Proceeds from shares sold	$ 14,804,699
Distributions paid in cash	(143,083)
Payments for shares purchased - net of repurchase fee	(813,570)
Net cash provided by financing activities	$ 13,848,046

Net increase/(decrease) in cash	$ -

Cash (excluding short-term investments):
Beginning balance	-
Ending balance	$ -

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends of $546,994 and receivable for shareholder subscriptions of $45,903.

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

(Unaudited) Six Months Ended Year Ended			Period Ended
3/31/2008		9/30/2007	9/30/2006*
Net Asset Value, at Beginning of Year (a)	$ 23.98	$ 23.97	$ 24.19
Income From Investment Operations:
Net Investment Income (b)	0.76	1.55	1.50
Net Loss on Securities (Realized and Unrealized)	(0.03)	(0.09)	(0.50)
Total from Investment Operations	0.73	1.46	1.00
Distributions:
Net Investment Income	(0.76)	(1.45)	(1.22)
Total from Distributions	(0.76)	(1.45)	(1.22)
Repurchase Fees (c)	0	0	0

Net Asset Value, at End of Year (a)	$ 23.95	$ 23.98	$ 23.97
Market Value (d)	$ 0	$ 0	$ 0
Total Return (e)	3.13%	6.27%	4.24%
Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 29,800	$ 15,285	$ 4,540
Before Reimbursements and Waivers
Ratio of Expenses to Average Net Assets	1.35%(h)	1.96%	11.29% (f) (h)
Ratio of Net Investment Income (Loss) to Average Net Assets	6.00%(h)	5.46%	(4.04%) (f) (h)
After Reimbursements and Waivers
Ratio of Expenses to Average Net Assets	1.00%(h)	1.00%	1.00% (f) (h)
Ratio of Net Investment Income to Average Net Assets	6.34%(h)	6.42%	6.25% (f) (h)
Portfolio Turnover	4.49%(h)	22.59%	0.00%

(a) Price does not include sales charge.

(b) Amount calculated based on average shares outstanding throughout the year.

(c) Rounds to less than $.005 per share.

(d) There is no established secondary market for the Fund's shares.

(e) Total return is computed assuming shares are purchased and redeemed at the Fund's net asset value and excludes the effect of sales charges and repurchase fees.  Dividends are assumed to be reinvested at the Fund's net asset value

(f) The expense ratio before reimbursements and waivers for the year ended September 30, 2006 includes operating costs of 1.94%,  organization and issuance costs of 5.85%, fees accrued under the Fund's Service Plan of .25% (all of which  was voluntarily waived by the Distributor) and income taxes of 2.25% ( all of which was voluntarily reimbursed by the Advisor).

(g)  The ratios after reimbursements and waivers for the year ended September 30, 2006 is net of expenses waived or reimbursed under the Fund's expense limitation agreement with the Advisor of 7.79%, service fees voluntarily waived by the Distributor of .25% and income taxes voluntarily reimbursed by the Advisor of 2.25%.

(h) Annualized

The accompanying notes are an integral part of these financial statements.

CAPSTONE CHURCH BOND FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2008 (UNAUDITED)

(1)

ORGANIZATION

The Capstone Church Bond Fund (the "Fund") is a non-diversified closed-end management investment company. It was formed as a Delaware statutory trust in October 2004, and is registered with the Securities and Exchange Commission.  The Fund’s principal business is investing its assets in mortgage bonds issued by churches and other Christian non-profit organizations that have a stated Christian mission, including local churches, denominations and associations, educational institutions, para-church and other Christian mission related organizations for the purpose of financing capital needs, such as construction of new facilities.  The Fund may invest up to 20% of its net assets in: (a) mortgage loan obligations of such entities and other illiquid securities and (b) short-term money market instruments.  Such short-term money market instruments will reduce the Fund’s overall portfolio maturity and may reduce the Fund’s yield.

Prior to December 7, 2006, the Fund's shares were continuously offered subject to a sales charge generally ranging from 3.25% to .50% of the offering price.  As of January 28, 2008, the Fund’s distributor, Capstone Asset Planning Company, (the “Distributor”) has voluntarily agreed to waive any sales charge on sales of shares through January 28, 2009.  A sales charge may become applicable starting January 29, 2009.  Currently, there is no established secondary market for the Fund’s shares nor is one expected to develop. The Fund will, pursuant to a fundamental policy, make an offer each calendar quarter to repurchase at net asset value a portion of its outstanding shares.  The percentage of the outstanding shares subject to repurchase will be set quarterly by the Board of Trustees and will be no less than 5% and no more than 25% of the Fund’s outstanding shares.   The deadline for submitting repurchase requests is 4:00PM Eastern Time on the last business day of each calendar quarter.  The Fund’s net asset value for the repurchase offer will be computed no more than 14 days after the repurchase request deadline.

Prior to June 5, 2007, the repurchase fee, payable to the Fund, in the amount of 1% of the net asset value of shares repurchased, limited to a maximum fee of $500 per shareholder per repurchase, was charged in connection with the shares held for less than five years which are accepted by the Fund for repurchase pursuant to repurchase offers.  During the period ended September 30, 2007 repurchase fees amounting to $1,955 were charged in connection with shares held for less than five years.  At

CAPSTONE CHURCH BOND FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

the Board of Trustees meeting held on May 1, 2007, the Trustees approved the termination of the repurchase fee effective June 5, 2007.

On September 23, 2005, the Fund issued 4,133.94 shares at $24.19 per share to Capstone Asset Management Company, the Fund's investment adviser (CAMCO).  The Fund commenced operations on October 4, 2005 when the registration of the Fund’s shares became effective.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.

      Security Valuation

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds, on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees.  In determining fair value all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically. The current method of valuation is a matrix formula that derives a bid price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  CAMCO constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  Strongtower Financial, an underwriter of a significant volume of church mortgage backed bonds, provides credit research and analysis to the Fund’s adviser.  Further, because of the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Securities other than church mortgage bonds and church mortgage loans held in the Fund’s portfolio (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more that 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements will be valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees.

In September 2006, the Financial Accounting Standards Boards (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America  from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At this time, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

      Security Transactions and Investment Income

Security transactions are recorded on the trade date.  Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.  Interest income, adjusted for accretion of discounts and amortization of premiums is recorded on the accrual basis.

Purchases and sales of investment securities (excluding short-term investments, U.S. government and U.S. government agency securities) aggregated $9,514,105 and $1,218, respectively, for the period ended March 31, 2008.

      Dividends and Distributions

Dividends from net investment income of the Fund are declared and paid monthly.  Distributions from net realized capital gains, if any, will be declared and distributed at least annually.  Income dividends and capital gains distributions are recorded on the ex-dividend date and determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America, primarily due to timing differences in the recognition of income, gains and losses by the Fund.

      Federal Income Taxes

It is the Fund’s intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended and to distribute all of its net taxable income and net capital gains to shareholders, so as not to be subject to federal income or excise taxes.  For the year period ending                  March 31, 2008, the Fund qualified under the provisions and accordingly, no provision for federal income tax has been made.  For the period ending September 30, 2006, the Fund did not qualify as a regulated investment company and accordingly, was subject to federal income taxes.  The Fund’s investment adviser voluntarily paid for the income taxes incurred on behalf of the Fund as a result of the Fund failing to qualify as a regulated investment company.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”) “Accounting for the Uncertainty of Income Taxes”.  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to applied to all open tax years as of the effective date.  The Fund adopted FIN 48 as of October 1, 2007, and the adoption of the interpretation did not have a material effect on the Fund’s net asset value.

Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures in the financial statements and reported amounts of income and expenses during the reporting period.  Actual results could differ from these estimates.

(3)

INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

Capstone Asset Management Company ("CAMCO" or "Adviser"), a wholly-owned subsidiary of Capstone Financial Services, Inc., acts as investment adviser for the Fund.  CAMCO provides investment advisory and administrative services to other investment companies, and provides investment advisory services to pension and profit-sharing accounts, corporations and individuals.  Subject to the authority of the Board of Trustees, the Adviser provides the Fund with continuous investment advisory services, in accordance with an investment advisory agreement (the "Advisory Agreement") between the Adviser and the Fund.  As compensation for its services as investment adviser, the Fund pays CAMCO, on a monthly basis, an investment advisory fee calculated daily at the annual rate of 0.45% on the first $500 million of the Fund’s average daily net assets.  The rate declines to 0.40% on the next $500 million, and to 0.375% on average daily net assets in excess of $1.0 billion.  For the period ended March 31, 2008, the Fund incurred advisory fees of $49,021.

CAMCO also acts as administrator for the Fund.  For its services as administrator, CAMCO receives a monthly fee from the Fund calculated at the annual rate of 0.075% on the first $500 million of the Fund's average daily net assets.  The rate declines to 0.06% on the next $500 million and to 0.05% on average daily net assets in excess of $1.0 billion.  For the period ended March 31, 2008, the Fund incurred administrative fees of $8,170.

Pursuant to an expense limitation agreement with the Fund, CAMCO has agreed, through January 29, 2009, to bear the Fund’s ordinary operating expenses to the extent such expenses exceed, in any fiscal year of the Fund, 1.00% of the Fund's average daily net assets.  Such ordinary operating expenses include, but are not limited to, the Fund’s investment advisory and administration fees and fees to other Fund service providers, but do not include payments under the Fund’s Service Plan, interest, taxes, brokerage commissions, extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business.  During the period ended March 31, 2008, $37,944 was waived and/or reimbursed in connection with this expense limitation agreement.  In the event the Fund’s average daily expenses fall below 1.00% of average daily net assets on any business day, CAMCO will be entitled to be reimbursed to the extent of its unreimbursed fee waivers/reductions or other payments during any of the previous thirty six months, provided such reimbursements do not cause the Fund’s expenses to exceed 1.00% for that day.  As of March 31, 2008, the amount of this potential reimbursement is $310,209, which expires on September 30, 2008.

Capstone Asset Planning Company, an affiliate of CAMCO and a wholly-owned subsidiary of Capstone Financial Services, Inc., acts as the principal underwriter of the Fund’s shares pursuant to a written agreement with the Fund (the "Distribution Agreement").  The Distributor has the exclusive right to distribute shares of the Fund through unaffiliated dealers.  The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay for only such Fund shares as may be sold to the public.  The Distributor is not obligated to sell any stated number of shares. During the period ended March 31, 2008, the distributor didn’t receive any sales charges and has agreed to waive the sales charges through January 28, 2009.

The Fund has adopted a Service Plan (the "Plan") which permits the Fund to compensate the Distributor for services provided and expenses incurred in connection with providing services to the Fund’s shareholders.  These services include, but are not limited to, the payment of compensation to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, "Service Organizations") to obtain various shareholder services for the Fund.  These services include, among other things, payments to employees or agents of the Distributor who assist in or support the provision of shareholder services, processing new shareholder account applications, preparing and transmitting to the Fund’s Transfer Agent information on transactions by customers and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.  Under the Plan, payments are made to the Distributor at an annual rate of 0.25% of the average daily net assets of the Fund.  Out of its compensation and subject to applicable regulatory requirements, the Distributor may make reallowances to Service Organizations (which may include the Distributor itself), the amount of such reallowances to be based on the average daily net asset value of shares of the Fund held by shareholders for whom the Service Organization provides services.  Any remaining amounts not so allocated will be retained by the Distributor. During the period ended March 31, 2008, fees accrued under the Plan were $27,234, which was voluntarily waived by the Distributor.  The Distributor has contractually agreed to waive the Service Fee through January 28, 2009.

The President and a Trustee of the Fund is President and a director of CAMCO and of the Distributor and also serves as President and director of Capstone Financial Services, Inc., parent company of CAMCO and the Distributor.  Some other officers of the Fund are also officers of CAMCO, the Distributor and Capstone Financial Services, Inc.

Mutual Shareholder Services, LLC (“MSS”) serves as the Fund’s transfer agent and fund accountant.  Under the terms of the Shareholder Servicing Agreement, MSS will be paid annual per account fees.  Under the terms of the Accounting Agreement, MSS is entitled to a monthly fee calculated at the annual rate of $21,000 on assets up to $25 million in addition to fees related to transfer agency services and certain other out of pocket expenses.  For the period ended March 31, 2008, the Fund incurred transfer agent and accounting fees of $19,229.

(4) REPURCHASE OFFERS

Pursuant to the Fund’s fundamental policy (Note 1), the Fund offered to repurchase 5% of its outstanding shares on a quarterly basis.  During the period October 1, 2007 through March 31, 2008, the Fund repurchased shares as follows:

Repurchase request deadline and repurchase pricing date	09/28/2007
Repurchase Pricing Date	10/05/2007
Shares repurchased	13,855.173
Percentage of Fund outstanding shares	2.08%

Repurchase request deadline and repurchase pricing date	12/31/2007
Repurchase Pricing Date	01/08/2008
Shares repurchased	20,057.022
Percentage of Fund outstanding shares	2.18%

At its meeting held August 21, 2007, the Fund’s Board of Trustees approved a change in the date that will, under normal circumstances, be used to price shares that are repurchased in connection with the Fund’s repurchase offers.  The Fund will now, under normal circumstances, price such shares at the Fund’s net asset value (“NAV”) determined after the close of business on the 5th business day following the Repurchase Request Deadline, provided it appears that the use of such NAV is not likely to result in significant dilution of the NAV of either shares that are tendered for repurchase or shares that are not tendered.  This policy commenced with the repurchase offer that started September 5, 2007 and will continue for subsequent repurchase offers unless further amended.

  (5) FEDERAL INCOME TAXES

        As of March 31, 2008, the cost of investments, gross unrealized      appreciation and depreciation of investment securities and components of distributable earnings on a tax basis were as follows:

Cost of investments	$29,335,594
Gross unrealized appreciation	35,632
Gross unrealized depreciation	(115,002)
Net unrealized depreciation	(79,370)
Undistributed ordinary income	37,624
Undistributed Realized Long Term Capital Gain/(Loss)	(1,899)
Total distributable earnings	(42,492)

As of March 31, 2008, the difference between book basis and tax basis distributable earnings is attributable to the tax amortization of Organizational costs.

The tax character of distributions paid for the period ended March 31, 2008 was as follows:

Ordinary income	$690,078

Under current tax law, capital losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.  The Fund has deferred post-October 2007 capital losses in the amount of $1,899 which will be treated as arising on the first business day of the fiscal year ending September 30, 2008.  On April 16, 2008 and May 16, 2008, the Fund declared and paid distributions of $0.12 per share.

(6)  CONCENTRATION RISK

The Fund invests principally in church-related obligations that are collateralized by interests in real property.  Consequently, the Fund may be exposed to any negative developments affecting church-related institutions, as well as any negative developments affecting real property markets.

(7)  CONTINGENCIES AND COMMITMENTS

In the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications.  The Fund’s maximum exposure under these arrangements is dependent on future claims against the Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

(8) SUBSEQUENT EVENTS

The Fund repurchased 13,855.172 shares on October 5, 2007 as follows:

Repurchase request deadline	03/31/2008
Repurchase pricing date	04/07/2008
Shares repurchased	64,246.311
Percentage of Fund shares outstanding	5.12%

CAPSTONE CHURCH BOND FUND

ADDITIONAL INFORMATION (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

 PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800)262-6631 and (2) from Form N-PX filed by the Fund with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-262-6631.  The portfolio holdings are also available at the Fund’s website www.churchbond.com.

ADVISORY AGREEMENT RENEWAL

The Trustees of Capstone Church Bond Fund (“Fund”) reviewed the advisory contract between the Fund and Capstone Asset Management Company (“CAMCO”) at its quarterly meeting held February 15, 2008.   The Trustees received and reviewed information provided by CAMCO in response to a request from counsel.  Counsel also reviewed with the Trustees their responsibilities in reviewing an investment advisory contract.  After a presentation by the Fund’s investment adviser and discussion with the Board, the Fund’s independent Trustees met separately with counsel, with no CAMCO or other management personnel present, to consider the Fund’s investment advisory agreement. The independent Trustees noted with satisfaction that the Fund’s assets had grown over the past year and that its operations were proceeding smoothly.  The independent Trustees also noted that CAMCO had contractually agreed to limit the Fund’s expenses to 1.00% through January 28, 2009.  Additionally, they noted that the Fund’s distributor had agreed to waive sales charges and fees under the Fund’s Service Plan at least through January 28, 2009.  The independent Trustees took note of the fact that CAMCO was also receiving fees from the

Fund for administrative services.  After reviewing information about various benefits and sources of income to CAMCO and its affiliates due to their relationship with the Fund, the independent Trustees determined that CAMCO’s profitability with respect to the Fund appeared to be reasonable.  They also acknowledged that CAMCO was continuously cooperative and forthcoming with the Board in its reporting concerning the Fund.  The independent Trustees noted that the Fund’s performance had been as expected, based on its portfolio of church bonds and similar instruments.  The independent Trustees also noted that the quarterly repurchase offer process was being managed satisfactorily.  The independent Trustees noted that the Fund’s portfolio, consisting principally of illiquid securities, presented particular management challenges which CAMCO had identified and explained to the Trustees from the outset and with which CAMCO was dealing satisfactorily.  As regards advisory fees, the independent Trustees noted that the advisory fee schedule contained breakpoints, which, at higher asset levels, would give shareholders the benefit of economies of scale.  Although there was no investment companies determined to be directly comparable to the Fund, the independent Trustees believed that the level of the advisory fee was reasonable in light of information they had received regarding advisory fees paid by other fixed income investment companies and that the level of its expenses was also reasonable.  The independent Trustees, based on their review, determined that CAMCO was managing the Fund well and that the advisory fees paid and payable by the Fund pursuant to the advisory agreement were fair and reasonable. After discussing their conclusions with the full Board of Trustees, the independent Trustees and the full Board of Trustees, each voting separately and unanimously, each approved the continuation of the Fund’s investment advisory agreement with CAMCO for a year beyond its current term.

CAPSTONE CHURCH BOND FUND

TRUSTEE AND EXECUTIVE OFFICERS

MARCH 31, 2008 (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the Trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by the Trustees and their affiliations, if any, with Capstone Asset Management Company ("Adviser") and Capstone Asset Planning Company (the "Distributor"). The Statement of Additional Information to the Fund’s registration statement with the Securities and Exchange Commission includes additional information about Trustees of the Registrant and is available, upon request and without charge, by calling toll free 1-800-262-6631.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held By Trustee

Interested Trustee

Edward L. Jaroski * 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 60	Trustee, President & Chairman of the Board	From 2004	President and Director of Capstone Asset Management Company, Capstone Asset Planning Company and Capstone Financial Services, Inc.	7	None

Independent Trustees

John R. Parker 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 61	Trustee	From 2004	Self-employed Investor Consultant	7	None

CAPSTONE CHURCH BOND FUND

TRUSTEE AND EXECUTIVE OFFICERS (CONTINUED)

MARCH 31, 2008 (UNAUDITED)

Bernard J. Vaughan 720 S. Church Road St. Davis, PA 19087 Age: 78	Trustee	From 2004	Retired	7	None

James F. Leary 15851 N. Dallas Parkway #500 Addison, TX 75001 Age: 77	Trustee	From 2004	Financial Consultant; Managing Director of Benefit Capital Southwest	7	Director- Highland Funds Group; Director- Pacesetter capital Group; Director- Homeowners of America Insurance Company.

Leonard B. Melley, Jr. ** 6216 Yadkin Road Fayetteville, NC 28303 Age: 47	Trustee	From 2004	CEO/President of Freedom Stores, Inc.	7	None

John M. Briggs, CPA 435 Williams Road Wynnewood, PA 19096-1632 Age: 56	Director	From 2005	CPA, Treasurer, Philadelphia Affiliate of the Susan G. Komen Breast Cancer Foundation since February, 2005; formerly Partner of Briggs, Bunting & Dougherty, LLP, a registered public accounting firm for more than five years.	7	Director – Healthcare Services Group, Inc.

Executive Officers

Donald R. McFadden 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 51	Sr. Vice President	From 2004	Sr. Vice President of Capstone Asset Management Company	N/A	None

Richard A. Nunn 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 61	Sr. Vice President, Secretary, Principal Financial Accounting Officer and Chief Compliance Officer	From 2004

Sr. Vice President and Chief Compliance Officer of Capstone Asset Management Company; Sr. Vice President of Capstone Asset Planning Company, 2004-present;  Officer of other Capstone Funds, 2004- present; MGL Consulting Corporation, independent consultants, Vice President Regulatory Affairs, 2000-present

				N/A	None

Kimberly A. Wallis 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 40	Asst. Vice President Compliance; also, since August 24, 2006, Asst. Secretary	From 2004

Asst.  Vice President Compliance, Capstone Asset Management Company; Vice President and Chief Compliance Officer of  Capstone Asset Planning Company, 2004-present; Officer of other Capstone Funds, 2004-present; Compliance Analyst, Capstone Asset Management Company and Capstone Asset Planning Company, 2002-2004

				N/A	None

Carla Homer 5847 San Felipe, Suite 4100 Houston, TX 77057 Age: 48	Treasurer	From 2004	Treasurer of Capstone Asset Management Company; Officer of other Capstone Funds	N/A	None

* Mr.  Jaroski is an "interested person" of the Capstone Church Bond Fund, as defined in the Investment Company Act of 1940, because of his position with the Adviser and Administrator and the Distributor.

**Mr. Melley is married to the sister of Mr. Jaroski's wife.

Capstone Church Bond Fund

BUILDING CHURCHES, BUILDING WEALTH

Capstone Church Bond Fund

For more complete information about the Capstone Church Bond Fund, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Capstone Asset Planning Company
5847 San Felipe, Suite 4100
Houston, Texas 77057
1-800-262-6631
info@capstonefinancial.com